Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Summary of PPE

Carrying amount of Integrated Gas and Upstream assets

								$ billion
	2016	2017	2018	2019	2020	2021	2022	2023
Integrated Gas	95	94	91	93	79	75	75	72
Upstream	136	128	123	119	106	91	88	84
Total at December 31	231	222	214	212	185	166	163	156
4. Climate change and energy transition continued

Carrying amount of production assets

								$ billion
	2016	2017	2018	2019	2020	2021	2022	2023
At December 31	169	154	149	141	125	112	111	105
Right of use assets				9	7	6	6	6
Total at December 31	169	154	149	150	132	118	117	111

Carrying amount of exploration and evaluation assets

								$ billion
	2016	2017	2018	2019	2020	2021	2022	2023
At December 31	19	19	18	15	9	7	6	5

Carrying amount of Chemicals and Production assets

								$ billion
	2016	2017	2018	2019	2020	2021	2022	2023
Chemicals	15	16	18	22	25	27	28	25
Refineries	10	14	14	13	7	6	6	6
Other	1	8	7	12	11	11	11	13
Total at December 31	26	38	39	47	43	44	45	44

Carrying amount of Marketing assets

							$ billion
	2017	2018	2019	2020	2021	2022	2023
At December 31	15	15	20	23	25	29	34

Carrying amount of Renewables and Energy Solutions assets

							$ billion
	2017	2018	2019	2020	2021	2022	2023
At December 31	1	1	3	3	5	9	10

2023 [A]

	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	11,565	277,016	106,785	39,595	434,961
Additions	2,161	10,731	5,910	7,029	25,831
Sales, retirements and other movements [B]	(5,164)	(1,153)	(1,016)	(1,387)	(8,720)
Reclassifications [C]	—	(2,779)	527	2,252	—
Currency translation differences	73	1,855	863	207	2,998
At December 31	8,635	285,670	113,069	47,696	455,070
Depreciation, depletion and amortisation, including impairments
At January 1	5,162	159,662	56,901	14,594	236,319
Charge for the year [D]	731	18,202	8,295	2,687	29,915
Sales, retirements and other movements [B]	(2,609)	(2,000)	(2,083)	(1,394)	(8,086)
Reclassifications [C]	—	(2,217)	63	2,154	—
Currency translation differences	39	1,326	650	72	2,087
At December 31	3,323	174,973	63,826	18,113	260,235
Carrying amount at December 31	5,312	110,697	49,243	29,583	194,835
[A]Includes right-of-use assets under leases. (See Note 21).
[B]Includes the reclassification of assets classified as held for sale. (See Note 18).
[C]Reclassifications of right-of-use assets. (See Note 21).
[D]Includes impairment losses and reversals. (See Note 12).

2022 [A]

	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	12,679	285,903	104,182	34,005	436,769
Additions	1,564	11,954	6,928	7,808	28,254
Sales, retirements and other movements [B]	(2,469)	(14,541)	(2,548)	(242)	(19,800)
Currency translation differences	(209)	(6,300)	(1,777)	(1,976)	(10,262)
At December 31	11,565	277,016	106,785	39,595	434,961
Depreciation, depletion and amortisation, including impairments
At January 1	5,580	167,530	55,131	13,596	241,837
Charge for the year [C]	397	9,709	5,149	2,055	17,310
Sales, retirements and other movements [B]	(765)	(13,207)	(2,054)	(396)	(16,422)
Currency translation differences	(50)	(4,370)	(1,325)	(661)	(6,406)
At December 31	5,162	159,662	56,901	14,594	236,319
Carrying amount at December 31	6,403	117,354	49,884	25,001	198,642
[A]Includes right-of-use assets under leases. (See Note 21).
[B]Includes the reclassification of assets classified as held for sale. (See Note 18).
[C]Includes impairment losses and reversals. (See Note 12).

Summary of capitalised exploration drilling costs

	$ million
	2023	2022	2021
At January 1	2,911	3,015	3,654
Additions pending determination of proved reserves	1,967	1,298	1,024
Amounts charged to expense	(868)	(881)	(639)
Reclassifications to productive wells on determination of proved reserves	(874)	(531)	(577)
Other movements	—	10	(447)
At December 31	3,136	2,911	3,015

	Projects		Wells
	Number	$ million	Number	$ million
Between 1 and 5 years	13	721	14	353
Between 6 and 10 years	6	704	22	708
Between 11 and 15 years	2	69	20	390
Between 16 and 20 years	2	124	8	167
Total	23	1,618	64	1,618